Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Marketable Securities
Marketable Securities

(3) Marketable Securities

Our marketable securities as of September 30, 2014 include fixed income and equity investments classified as available for sale. At September 30, 2014, the fair value of the equity securities totaled $0 and the fair value of the fixed income securities totaled $5.3 million. At December 31, 2013, the fair value of the equity securities totaled $1,390,355 and the fair value of the fixed income securities totaled $10,439,897. The gross proceeds from sales of our marketable securities were $4.6 million and $10.5 million for the three and nine months ended September 30, 2014, respectively, and $-0- for three and nine months ended September 30, 2013. Unrealized gain/loss on the investments for the three and nine months ended September 30, 2014 was a loss of $219,000 and a gain of $434,000, respectively. These amounts were included in the consolidated statements of comprehensive income. The Company realized gains/losses from the sale of marketable securities included in the consolidated statements of operations were a gain of $108,131 and a loss of $443,954 for the three and nine months ended September 30, 2014, respectively, and realized gains of $348,716 for the three and nine months ended September 30, 2013.

(4) Marketable Securities

Our marketable securities as of December 31, 2013 include fixed income and equity investments classified as available for sale. At December 31, 2013, the fair value of the equity securities totaled $1,390,355 and the fair value of the fixed income securities totaled $10,439,897. The gross proceeds from sales of our marketable securities during the years ended December 31, 2013 and 2012 totaled $4.0 million and $-0-, respectively. Unrealized losses on the investments included in consolidated statements of other comprehensive income were $636,778 and $-0- for the years ended December 31, 2013 and 2012, respectively. Our realized gains from the sale of our marketable securities totaled $499,949 and $-0- for the years ended December 31, 2013 and 2012, respectively. The unrealized loss has been in that position for less than one year. Accordingly, management does not believe that the investments have experienced any other than temporary losses.